Christopher Werner, Chief Executive Officer

C3 Bullion, Inc.

875 N. Michigan Avenue, Suite 3100

Chicago, IL 60611

920-207-0100

VIA EDGAR DELIVERY

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

Division of Corporation Finance Office of Trade & Services

WASHINGTON, D.C. 20549

Attn: Kate Beukenkamp at 202-551-3861

cc: Mara Ransom at 202-551-3264

Re:C3 Bullion, Inc.- Amendment No. 3 to Offering Statement on Form 1-A,

Filed February 15, 2024 - File No. 024-12367

Dear Ms. Beukenkamp:

We have reviewed your comments covering our amended offering statement and hereby provide the following responses to you:

Amendment No. 3 to Form 1-A filed February 15, 2024 Cover page

1.You state an intention to apply to have the Shares you are offering listed on NCM, the OTCQB or LATINEX, however, you also state that there is no assurance or guarantee that you will ever file for listing and, if you apply, you will not apply until the offering is completed. Given the uncertainty around your intent to seek to list, as well as the uncertainty around your ability to meet such listing standards, revise to remove this disclosure and advise investors of the lack of liquidity associated with any Shares purchased in this offering. Consistently revise your accompanying risk factor on page 28.

The Board of Directors now plans immediate listing on the LATINEX and the OTC so will continue to represent they plan to list on at least one recognized exchange and have modified the disclosure at page 28 in response to your comment and also at Page 2 and Page 9.

Frequently Asked Questions, page 3

2.You include questions such as "What kind of distributions may I expect?" and "When will I get my money back?" the answers to which seem to assure investors that you will be paying distributions or dividends and investors will have the ability to redeem their shares in return for consideration in the future. Revise to enhance the answers to these questions to explain the mechanics of these features and clarify the source of funds for distributions and repayment to holders of Shares. As a related matter, you refer to "distributions to Partners" in your offering circular and these references seem inappropriate given the conversion of the issuer from a partnership to a corporation. Also, your disclosure elsewhere is inconsistent as to when you might pay distributions and the source of such distributions; for example, you state on page 35 that you will pay dividends "with gold in physical form to our Shareholders who request it." Substantially revise your disclosure to explain any redemption, distribution or dividend features of the Shares you are offering.

The Board of Directors has decided not to pay dividends so is modifying narrative throughout the Offering Statement that dividends and distributions are not promised or guaranteed…the Board’s efforts are solely to maximize shareholder value and subsequently distribute dividends per annum; however, there can be no assurances that dividends will be paid in the near future. Page 35 has been modified in response to your comment.

Offering Circular Summary, page 6

3.You reference offerings under Regulations D and S for up to 500,000 Shares on page 9 and elsewhere in your offering circular. Revise your disclosure to discuss your private offerings in more detail. In that regard, explain whether these offerings are concurrent with your Regulation A offering and identify the class of securities that you are selling in each offering, the amount you seek to raise, the amount you have raised thus far and the proposed use of proceeds.

The Company has a concurrent Reg D 506(c) in progress that is covering the working capital expenses of the issuer to date and has been reported on Form D and Form D/A.  Pursuant to your comment, we have expanded the private offering disclosure, including what was initially provided in the summary terms at Page 8 and also indicate that the Reg D/S offering is a concurrent Reg D offering statement.  We also identify that both the Red D and Reg A contemplate the sale of Common Shares of the Company with equal rights but, further to your comment 2 above, will not include distributions or dividends.

Offering Circular

Description of Business and Plan of Operation, page 33

4.Please revise your disclosure here and elsewhere throughout your Offering Circular as appropriate to discuss your relationship to C3 Capital, Inc. dba C3 Bullion, an entity that appears to be your affiliate and appears to have been engaged, or may still be engaged, in a similar business. Differentiate your business from that of your affiliate, if applicable.

C3 Capital, Inc. dba C3 Bullion, Inc. was a Colorado corporation that dissolved in Colorado on March 8, 2024.  The founder of C3 Capital, Inc., Christopher Werner, also founded the Company/issuer, so we will make disclosure in the appropriate sections you reference that C3 Capital, Inc. is no longer operating and should not be confused with C3 Bullion, Inc. of Delaware. We have provided this specific disclosure at Page 33 to further disclose the existence of C3 Capital and its dissolution on March 8, 2024.

General

5.In your next amendment to this Form 1-A, please revise your filing to accurately reflect the amendment number filed as well as the date of the amendment. In this regard, we note that the cover page of the Offering Circular to your most recent amendment filed February 15, 2024 reflects that filing to be "Amendment No. 1" and is dated "January 17, 2024." However, it appears that this amendment would be "Amendment No. 3" as you filed two subsequent amendments both dated January 17, 2024 and filed January 19, 2024 and January 22, 2024, respectively, to this Form 1-A.

Duly noted and confirmed for filing this Amendment No. 3.

6.We note that your website www.C3Bullion.com, while not incorporated by reference into this offering circular, reflects a relationship with an entity/platform called "Securitize that is described as "FINRA approved project fundraising" and "[t]he new gold standard for management consulting and precious metals/mineral backed digital assets." Further, this section of the website provides a "Find Out More" button linking to the Securitize website, securitize.io/invest. Please tell us more about your relationship with Securitize, including what role it has in this offering or in your business. We note that Securitize appears to offer investments in private investment vehicles as well as public equities and is also engaged in "tokenizing real-world assets (RWA)" resulting in the registration of ownership rights on the blockchain. Please tell us how your offering and this issuer relate to Securitize and revise your disclosure as appropriate.

Securitize Markets and Securitize, LLC were initially engaged with the Company and performed Reg D 506c services for us.  The engagement was overseen by their former CEO, Scott Harrigan, and current COO Jay Proffit…they actually pursued our Company to be an early listing client, but then failed to raise funds.  Pursuant to this comment, and based upon Securitize not being involved in this Reg A Offering, we will remove that link on the issuer’s website to avoid causing confusion.  The issuer is currently planning to use a broker/dealer to replace Securitize but has not been able to make a final determination at the time of this filing.

Please advise what additional comments you have.

Sincerely,

/s/ Christopher Werner

Christoper Werner, Chairman and CEO

cc: James R. Simmons (jsimmons@simmonsltd.com)